Statements of Operations - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
REVENUES
TOTAL REVENUE	$ 118,591	$ 225,187
COST OF GOODS SOLD	37,832	82,173
GROSS PROFIT	80,759	143,014
OPERATING EXPENSES
Salaries and Payroll Taxes	183,757	139,602
General and Administrative	467,729	49,301
Software Development	81,157	119,318
Selling Expense	9,256	35,555
TOTAL OPERATING EXPENSES	741,899	343,776
OPERATING LOSS	(661,140)	(200,762)
OTHER INCOME (EXPENSE)
Other income		5,000
Interest Expense	(9,165)	(1,061)
Interest Expense – Related Party	(5,379)	(1,805)
TOTAL OTHER INCOME (EXPENSE)	(14,544)	2,134
LOSS BEFORE INCOME TAXES	(675,684)	(198,628)
PROVISION FOR INCOME TAXES
NET LOSS	$ (675,684)	$ (198,628)
NET LOSS PER SHARE:
Basic and diluted weighted average number of common shares outstanding	2,175,068	2,000,000
Basic and diluted net loss per share	$ (0.31)	$ (0.10)
Insurance Revenue [Member]
REVENUES
TOTAL REVENUE	$ 252,341	$ 333,772
Rental Revenue [Member]
REVENUES
TOTAL REVENUE	535,928	909,871
Initial Fee Revenue [Member]
REVENUES
TOTAL REVENUE	25,181	47,503
Miscellaneous Revenue [Member]
REVENUES
TOTAL REVENUE	11,859	48,939
Vehicle Owner Share [Member]
REVENUES
TOTAL REVENUE	(481,215)	(808,913)
Driver And Dealer Insurance Cost [Member]
REVENUES
TOTAL REVENUE	$ (225,503)	$ (305,985)